UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 23,007	$ 3,854
Trade accounts receivable	1,202	806
Contract Assets	4,035	6,015
Other current assets	7,166	3,419
Related parties	93
Inventory	771	685
Total current assets	36,274	14,779
NON-CURRENT ASSETS:
Right-of-use assets	3,098	3,147
Property, plant and equipment, net	989	972
Investment in Jet Talk	2,026	2,137
Other non-current assets	220	271
Total non-current assets	6,333	6,527
TOTAL ASSETS	42,607	21,306
CURRENT LIABILITIES:
Trade payables	1,394	8,522
Short term loans from financial institutions		6,334
ESA advance payments	10,137	15,270
Prepayment from Customer	12,258	1,504
Lease liabilities	936	989
Other accounts payable and accrued expenses	7,464	8,853
Related parties	174	2,149
Total current liabilities	32,363	41,472
NON-CURRENT LIABILITIES:
Long term loans from financial institutions	50,470	6,943
Lease liabilities	2,638	2,984
Loan from shareholder, net		4,533
Warrant Liabilities	1,290	1,392
Liability for royalties payable	1,390	1,368
Total non-current liabilities	55,788	17,220
SHAREHOLDERS' DEFICIT:
Share capital	4	4
Share premium	53,443	46,203
Capital reserves	3,900	226
Accumulated deficit	(102,891)	(83,819)
Total shareholders' deficit	(45,544)	(37,386)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 42,607	$ 21,306